Equity-Based Compensation - Narrative (Details) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022 USD ($) shares	Sep. 30, 2022 shares	Dec. 31, 2021	Aug. 31, 2022 D $ / shares
Share-Based Payment Arrangement, Employee [Member]
Equity-Based Compensation
Vesting period			4 years
Restricted Awards | Share-Based Payment Arrangement, Employee [Member]
Equity-Based Compensation
Granted	1,100,000
Units granted (in value) | $	$ 12.8
Vesting period		3 years
Restricted Awards | 2022 Equity Plan
Equity-Based Compensation
Granted		1,109,000
Shares available for future issuance	3,500,000	3,500,000
Number of trading days | D				10
Number of consecutive trading days | D				30
Share price (in dollars per share) | $ / shares				$ 18.50